Going Concern	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

3. Going Concern

Our financial statements have been presented on the basis that we are a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. We incorporated our business on January 12, 2018, the date of our inception, and commenced commercial operations in March 2021. During the three months ended June 30, 2021, we reported a net loss of $1,204,591, which included as a component of general and administrative expenses in the statement of operations a non-cash stock-based compensation charge of $316,896, and cash flows used in operating activities of $876,340. As a result, management believes that there is substantial doubt about our ability to continue as a going concern.

We will require additional financing to continue to develop our product and execute on our business plan. However, there can be no assurances that we will be successful in raising the additional capital necessary to continue operations and execute on our business plan. During the three months ended June 30, 2021 we raised $582,500 through the exercise of common stock purchase warrants from two investors. We have used and plan to continue using the net proceeds of the private placement and warrant exercise to recruit key management and operational personnel, to retain software and blockchain developers and to develop our blockchain based check-out solution. Management believes the funding from the private placement, the exercise of the common stock purchase warrant, and the growth strategy actions executed and planned for execution could contribute to our ability to mitigate any substantial doubt as to our ability to continue as a going concern.

2. Going Concern

Our financial statements have been presented on the basis that we are a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. We incorporated our business on January 12, 2018, the date of our inception, and commenced commercial operations in March 2021. During the fiscal year ended March 31, 2021, we reported a net loss of $2,363,582, which included as a component of general and administrative expenses in the statement of operations a non-cash stock-based compensation charge of $1,622,335, and cash flows used in operating activities of $636,257. As a result, management believes that there is substantial doubt about our ability to continue as a going concern.

We will require additional financing to continue to develop our product and execute on our business plan. However, there can be no assurances that we will be successful in raising the additional capital necessary to continue operations and execute on our business plan. In 2021 we raised $1,428,750 through the private placement of shares of our common stock and the exercise of common stock purchase warrants, net of $50,000 of placement agent fees. Subsequent to March 31,2021, we raised an additional $582,500 from the exercise of common stock purchase warrants from two investors. We have used and plan to continue using the net proceeds of the private placement and warrant exercise to recruit key management and operational personnel, to retain software and blockchain developers and to develop our blockchain based check-out solution. Management believes the funding from the private placement, the exercise of the common stock purchase warrant, and the growth strategy actions executed and planned for execution could contribute to our ability to mitigate any substantial doubt as to our ability to continue as a going concern.